Condensed Statements of Shareholders’ Equity (Deficit) (unaudited) - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 889	$ 26,154,886	$ (28,611,447)	$ (2,455,672)
Balance (in Shares) at Dec. 31, 2020	8,892,202
Share-based compensation		3,887,852		3,887,852
Issuance of common stock pursuant to exercise of warrants	$ 42	2,093,503		2,093,545
Issuance of common stock pursuant to exercise of warrants (in Shares)	418,473
Conversion of Convertible Notes	$ 87	4,339,265		4,339,352
Conversion of Convertible Notes (in Shares)	867,767
Issuance of common stock pursuant to exercise of employee stock options	$ 6	644		$ 650
Issuance of common stock pursuant to exercise of employee stock options (in Shares)	65,000			65,000
Deferred debt discount convertible notes payable		1,613,145		$ 1,613,145
Net Loss			(13,498,626)	(13,498,626)
Balance at Dec. 31, 2021	$ 1,024	38,089,295	(42,110,073)	(4,019,754)
Balance (in Shares) at Dec. 31, 2021	10,243,442
Share-based compensation		969,511		969,511
Deemed Dividend from Inducement to Exercise Warrants		28,600	(28,600)
Issuance of common stock pursuant to exercise of warrants	$ 22	1,225,788		1,225,810
Issuance of common stock pursuant to exercise of warrants (in Shares)	224,693
Net Loss			(3,789,643)	(3,789,643)
Balance at Mar. 31, 2022	$ 1,046	40,313,194	(45,928,316)	(5,614,076)
Balance (in Shares) at Mar. 31, 2022	10,468,135
Balance at Dec. 31, 2021	$ 1,024	38,089,295	(42,110,073)	(4,019,754)
Balance (in Shares) at Dec. 31, 2021	10,243,442
Share-based compensation		1,694,344		1,694,344
Share-based compensation (in Shares)
Deemed Dividend from Inducement to Exercise Warrants		28,600	(28,600)
Issuance of common stock pursuant to exercise of warrants	$ 24	1,285,809		1,285,833
Issuance of common stock pursuant to exercise of warrants (in Shares)	235,693
Expense of issuing common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture	$ 29	607,362		607,391
Expense of issuing common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture (in Shares)	290,000
Conversion of Convertible Notes	$ 159	7,973,848		7,974,007
Conversion of Convertible Notes (in Shares)	1,594,807
Issuance of common stock pursuant to exercise of employee stock options	$ 1	19,975		$ 19,976
Issuance of common stock pursuant to exercise of employee stock options (in Shares)	6,060			6,060
Deferred debt discount convertible notes payable		324,213		$ 324,213
Net Loss			(11,114,179)	(11,114,179)
Balance at Dec. 31, 2022	$ 1,237	50,023,446	(53,252,852)	(3,228,169)
Balance (in Shares) at Dec. 31, 2022	12,370,002
Share-based compensation		125,635		125,635
Expense of issuing common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture	$ (25)	32,657		32,632
Expense of issuing common stock pursuant to restricted stock awards (share-based compensation), net of forfeiture (in Shares)	(250,000)
Conversion of Convertible Notes	$ 144	2,719,198		2,719,342
Conversion of Convertible Notes (in Shares)	1,441,497
Deferred debt discount convertible notes payable		16,000		16,000
Net Loss			(2,987,985)	(2,987,985)
Balance at Mar. 31, 2023	$ 1,356	$ 52,916,936	$ (56,240,837)	$ (3,322,545)
Balance (in Shares) at Mar. 31, 2023	13,561,499